CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
CONSOLIDATED BALANCE SHEETS
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	220,000,000	220,000,000	220,000,000
Common stock, shares, issued	19,559,179	15,810,205	8,091,650
Common stock, shares, outstanding	19,459,179	15,810,205	8,091,650